Accumulated Other Comprehensive (loss) Income - Components of Accumulated Other Comprehensive (Loss) Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Beginning Balance, Gains and Losses on Hedging Derivatives
Other comprehensive income (loss) before reclassifications, Gains and Losses on Hedging Derivatives	(8,542)		(2,264)
Amounts reclassified from accumulated other comprehensive (loss) income into earnings, Gains and Losses on Hedging Derivatives	542		42,515
Net current-period other comprehensive (loss) income, Gains and Losses on Hedging Derivatives	(8,000)
Ending Balance, Gains and Losses on Hedging Derivatives	(8,000)
Beginning Balance, Foreign Currency Gain (Loss)	(7,438)	46,181
Other comprehensive income (loss) before reclassifications, Foreign Currency Gain (Loss)	(141,530)	(53,619)
Amounts reclassified from accumulated other comprehensive (loss) income into earnings, Foreign Currency Gain (Loss)	0	0
Net current-period other comprehensive (loss) income, Foreign Currency Gain (Loss)	(141,530)	(53,619)	58,626
Ending Balance, Foreign Currency Gain (Loss)	(148,968)	(7,438)	46,181
Beginning Balance, Adjustment to Early Retiree Medical Plan	16,518	10,580
Other comprehensive income (loss) before reclassifications, Adjustment to Early Retiree Medical Plan	(4,228)	5,938	(3,646)
Amounts reclassified from accumulated other comprehensive (loss) income into earnings, Adjustment to Early Retiree Medical Plan	(1,030)
Net current-period other comprehensive (loss) income, Adjustment to Early Retiree Medical Plan	(5,258)	5,938
Ending Balance, Adjustment to Early Retiree Medical Plan	11,260	16,518	10,580
Beginning Balance	9,080	56,761
Other comprehensive income (loss) before reclassifications	(154,300)	(47,681)
Amounts reclassified from accumulated other comprehensive (loss) income into earnings	(488)
Net current-period other comprehensive (loss) income	(154,788)	(47,681)	95,231
Ending Balance	$ (145,708)	$ 9,080	$ 56,761